General Information	12 Months Ended
Jun. 30, 2024
General Information About Financial Statements [Abstract]
General Information	General Information
Reporting Entity
Endava plc (the “Company,” “we,” “us,” and, together with its subsidiaries, the “Group” and each a “Group Entity”) is domiciled in London, United Kingdom. The address of the Company’s registered office is 125 Old Broad Street, London, EC2N 1AR. The Group’s expertise spans the entire ideation-to-production spectrum, creating value for our clients through creation of Product and Technology Strategies and Intelligent Digital Experiences, delivered via world-class engineering and through our broad technical capabilities.
These consolidated financial statements do not constitute the Company's statutory accounts for the years ended 30 June 2024, 2023 or 2022.